BNY Mellon Intermediate Bond Fund
Statement of Investments
November 30, 2024 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 98.2%
Aerospace & Defense — .5%
The Boeing Company, Sr. Unscd. Notes	5.15	5/1/2030	2,275,000	2,266,110
Airlines — 1.2%
American Airlines Pass-Through Trust, Ser. 2015-1, Cl. A	3.38	5/1/2027	2,883,160	2,764,689
Delta Air Lines Pass-Through Trust, Ser. 2020-1, Cl. AA	2.00	12/10/2029	3,043,297	2,828,472
				5,593,161
Automobiles & Components — 2.9%
American Honda Finance Corp., Sr. Unscd. Notes	4.85	10/23/2031	2,985,000	2,978,179
American Honda Finance Corp., Sr. Unscd. Notes(a)	4.90	7/9/2027	2,000,000	2,018,222
General Motors Financial Co., Inc., Gtd. Notes	5.60	6/18/2031	3,200,000	3,262,977
Toyota Motor Credit Corp., Sr. Unscd. Notes	5.55	11/20/2030	3,650,000	3,803,198
Volkswagen Group of America Finance LLC, Gtd. Notes(b)	4.35	6/8/2027	1,500,000	1,474,531
				13,537,107
Banks — 11.5%
Bank of America Corp., Sr. Unscd. Notes(a)	5.47	1/23/2035	4,500,000	4,624,245
Bank of Montreal, Sr. Unscd. Notes	5.27	12/11/2026	3,050,000	3,091,891
Barclays PLC, Sub. Notes	4.84	5/9/2028	3,800,000	3,761,778
Citigroup, Inc., Sr. Unscd. Notes	4.41	3/31/2031	4,625,000	4,507,648
Citizens Bank NA, Sr. Unscd. Notes	5.28	1/26/2026	3,000,000	2,998,418
Comerica, Inc., Sr. Unscd. Notes	5.98	1/30/2030	2,400,000	2,451,367
Cooperatieve Rabobank UA, Gtd. Notes	3.75	7/21/2026	4,835,000	4,734,973
Credit Agricole SA, Sr. Notes(b)	6.32	10/3/2029	2,245,000	2,349,082
HSBC Holdings PLC, Sr. Unscd. Notes	2.87	11/22/2032	3,460,000	2,991,396
JPMorgan Chase & Co., Jr. Sub. Bonds, Ser. II(a),(c)	4.00	4/1/2025	4,235,000	4,192,919
National Bank of Canada, Gtd. Notes	5.60	12/18/2028	1,670,000	1,720,153
Royal Bank of Canada, Sub. Notes(a)	4.65	1/27/2026	3,710,000	3,704,417
Santander Holdings USA, Inc., Sr. Unscd. Notes	7.66	11/9/2031	3,000,000	3,331,381
Societe Generale SA, Sub. Notes(b)	5.63	1/19/2030	2,775,000	2,808,884
Standard Chartered PLC, Sr. Unscd. Notes(b)	7.77	11/16/2028	2,830,000	3,042,913
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	4.69	10/23/2030	3,500,000	3,471,482
				53,782,947
Beverage Products — .7%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	4.75	1/23/2029	3,225,000	3,258,014
Consumer Discretionary — .7%
Warnermedia Holdings, Inc., Gtd. Notes	4.05	3/15/2029	3,250,000	3,075,454
Diversified Financials — 3.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, Gtd. Notes	4.63	9/10/2029	3,590,000	3,546,133
Air Lease Corp., Sr. Unscd. Notes(a)	5.10	3/1/2029	2,750,000	2,786,922
American Express Co., Sr. Unscd. Notes	5.10	2/16/2028	1,345,000	1,354,865
American Express Co., Sr. Unscd. Notes	6.34	10/30/2026	2,000,000	2,028,685
Ares Capital Corp., Sr. Unscd. Notes	2.88	6/15/2028	1,725,000	1,589,426
Ares Capital Corp., Sr. Unscd. Notes	2.88	6/15/2027	1,250,000	1,184,634
Ares Capital Corp., Sr. Unscd. Notes	3.88	1/15/2026	1,500,000	1,480,186
The Andrew W. Mellon Foundation, Unscd. Bonds, Ser. 2020	0.95	8/1/2027	2,350,000	2,155,450
				16,126,301
Energy — 1.9%
Cimarex Energy Co., Sr. Unscd. Notes	4.38	3/15/2029	3,000,000	2,775,680

Statement of Investments (Unaudited) (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 98.2% (continued)
Energy — 1.9% (continued)
ONEOK, Inc., Gtd. Notes	4.00	7/13/2027	3,400,000	3,340,084
Spectra Energy Partners LP, Gtd. Notes	3.50	3/15/2025	2,760,000	2,748,373
				8,864,137
Food Products — .6%
McCormick & Co., Inc., Sr. Unscd. Notes	0.90	2/15/2026	2,925,000	2,797,653
Foreign Governmental — 1.4%
CDP Financial, Inc., Gtd. Notes(a),(b)	4.88	6/5/2029	1,350,000	1,378,880
Japan Finance Organization for Municipalities, Sr. Unscd. Notes(b)	1.38	2/10/2031	1,670,000	1,380,252
Ontario Teachers’ Finance Trust, Gtd. Notes(b)	2.00	4/16/2031	1,670,000	1,438,742
Ontario Teachers’ Finance Trust, Gtd. Notes(b)	4.63	4/10/2029	1,350,000	1,362,371
Province of British Columbia, Sr. Unscd. Notes	4.20	7/6/2033	825,000	805,788
				6,366,033
Health Care — 5.5%
AbbVie, Inc., Sr. Unscd. Notes	3.20	11/21/2029	3,925,000	3,681,140
Amgen, Inc., Sr. Unscd. Notes	2.20	2/21/2027	3,960,000	3,763,870
Astrazeneca Finance LLC, Gtd. Notes	1.20	5/28/2026	3,540,000	3,379,426
CVS Health Corp., Sr. Unscd. Notes	4.30	3/25/2028	3,300,000	3,237,281
Elevance Health, Inc., Sr. Unscd. Notes	2.38	1/15/2025	3,000,000	2,990,512
Pfizer Investment Enterprises Pte Ltd., Gtd. Notes	4.75	5/19/2033	2,820,000	2,791,366
Takeda Pharmaceutical Co., Ltd., Sr. Unscd. Notes(a)	5.30	7/5/2034	3,150,000	3,196,975
UnitedHealth Group, Inc., Sr. Unscd. Notes	4.95	1/15/2032	2,735,000	2,762,542
				25,803,112
Industrial — 1.8%
Caterpillar Financial Services Corp., Sr. Unscd. Notes	0.90	3/2/2026	2,830,000	2,712,781
John Deere Capital Corp., Sr. Unscd. Notes	1.05	6/17/2026	3,500,000	3,326,285
Snap-on, Inc., Sr. Unscd. Notes	3.25	3/1/2027	2,300,000	2,242,534
				8,281,600
Information Technology — 1.4%
Fiserv, Inc., Sr. Unscd. Notes	3.50	7/1/2029	3,400,000	3,226,001
Oracle Corp., Sr. Unscd. Notes	4.70	9/27/2034	3,390,000	3,303,178
				6,529,179
Internet Software & Services — .7%
eBay, Inc., Sr. Unscd. Notes(a)	1.90	3/11/2025	3,395,000	3,366,966
Media — .5%
Discovery Communications LLC, Gtd. Notes	4.90	3/11/2026	2,335,000	2,327,808
Municipal Securities — 2.4%
New Jersey Turnpike Authority, Revenue Bonds, Refunding, Ser. B	1.05	1/1/2026	2,500,000	2,412,493
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. C	1.75	3/15/2028	4,155,000	3,842,258
State Board of Administration Finance Corp., Revenue Bonds, Refunding, Ser. A	1.71	7/1/2027	5,315,000	4,946,113
				11,200,864
Real Estate — .4%
Healthcare Realty Holdings LP, Gtd. Notes	3.63	1/15/2028	2,000,000	1,907,163
Retailing — .7%
The TJX Companies, Inc., Sr. Unscd. Notes	1.15	5/15/2028	3,750,000	3,369,640

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 98.2% (continued)
Semiconductors & Semiconductor Equipment — 1.1%
Broadcom, Inc., Sr. Unscd. Notes(b)	4.00	4/15/2029	3,325,000	3,222,156
Foundry JV Holdco LLC, Sr. Scd. Notes(b)	5.88	1/25/2034	2,000,000	2,011,007
				5,233,163
Telecommunication Services — 2.9%
AT&T, Inc., Sr. Unscd. Notes	4.30	2/15/2030	4,250,000	4,166,915
Cisco Systems, Inc., Sr. Unscd. Notes	4.95	2/26/2031	3,200,000	3,259,784
Motorola Solutions, Inc., Sr. Unscd. Notes	4.60	5/23/2029	2,420,000	2,409,641
T-Mobile USA, Inc., Gtd. Notes	3.88	4/15/2030	4,000,000	3,822,687
				13,659,027
U.S. Government Agencies Collateralized Mortgage Obligations — .8%
Federal National Mortgage Association, REMIC, Ser. 2013-39, Cl. UP(d)	2.50	5/25/2028	3,679,679	3,568,874
U.S. Government Agencies Collateralized Municipal-Backed Securities — .5%
Government National Mortgage Association, Ser. 2012-135, Cl. AE	1.83	12/16/2052	2,843,218	2,364,728
U.S. Government Agencies Mortgage-Backed — 1.3%
Federal Home Loan Mortgage Corp.:
3.50%, 6/1/2035(d)			4,173,237	4,048,931
4.50%, 2/1/2034(d)			114,925	114,871
Federal National Mortgage Association:
2.91%, 4/1/26(d)			2,000,000	1,954,552
				6,118,354
U.S. Government Agencies Obligations — 8.6%
Federal Farm Credit Banks Funding Corp., Bonds	5.00	1/8/2027	4,565,000	4,559,504
Federal Farm Credit Banks Funding Corp., Bonds	5.37	4/2/2029	7,252,000	7,253,634
Federal Home Loan Banks, Bonds	2.20	3/28/2025	2,400,000	2,381,275
Federal Home Loan Banks, Bonds	5.00	6/18/2029	1,650,000	1,658,399
Federal Home Loan Banks, Ser. 1, Bonds	3.00	3/25/2027	6,800,000	6,608,282
Federal Home Loan Mortgage Corp., Notes(d)	4.05	8/28/2025	4,900,000	4,885,376
Federal National Mortgage Association, Notes(a),(d)	0.55	8/19/2025	9,250,000	9,001,350
Federal National Mortgage Association, Notes(d)	5.08	3/6/2028	3,970,000	3,973,964
				40,321,784
U.S. Treasury Securities — 44.3%
U.S. Treasury Notes	0.63	5/15/2030	5,950,000	4,945,821
U.S. Treasury Notes	0.75	1/31/2028	4,185,000	3,769,933
U.S. Treasury Notes	1.63	8/15/2029	5,245,000	4,702,060
U.S. Treasury Notes	3.13	11/15/2028	3,750,000	3,616,919
U.S. Treasury Notes	3.38	5/15/2033	7,000,000	6,602,969
U.S. Treasury Notes(a)	3.38	9/15/2027	11,710,000	11,484,491
U.S. Treasury Notes	3.50	4/30/2028	9,090,000	8,913,349
U.S. Treasury Notes(a)	3.50	9/30/2029	6,055,000	5,899,604
U.S. Treasury Notes	3.63	8/31/2029	9,750,000	9,557,666
U.S. Treasury Notes	3.75	5/31/2030	2,075,000	2,038,282
U.S. Treasury Notes	3.75	8/31/2026	3,000,000	2,976,094
U.S. Treasury Notes(a)	3.75	8/31/2031	12,925,000	12,634,945
U.S. Treasury Notes	3.88	12/31/2029	9,765,000	9,663,536
U.S. Treasury Notes(a)	3.88	8/15/2034	16,000,000	15,593,750
U.S. Treasury Notes	4.00	2/15/2034	4,455,000	4,388,871
U.S. Treasury Notes	4.00	7/31/2029	10,750,000	10,706,538
U.S. Treasury Notes	4.13	7/31/2028	10,120,000	10,122,174

Statement of Investments (Unaudited) (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 98.2% (continued)
U.S. Treasury Securities — 44.3% (continued)
U.S. Treasury Notes(a)	4.13	7/31/2031	14,000,000	13,995,078
U.S. Treasury Notes(a)	4.13	10/31/2026	4,555,000	4,548,950
U.S. Treasury Notes	4.13	11/15/2027	3,805,000	3,806,338
U.S. Treasury Notes	4.38	8/31/2028	18,500,000	18,658,623
U.S. Treasury Notes	4.38	5/15/2034	15,000,000	15,207,422
U.S. Treasury Notes	4.50	11/15/2033	11,500,000	11,766,387
U.S. Treasury Notes(a)	4.50	4/15/2027	6,425,000	6,475,070
U.S. Treasury Notes	4.63	9/30/2030	5,690,000	5,837,584
				207,912,454
Utilities — .5%
Black Hills Corp., Sr. Unscd. Notes(a)	3.05	10/15/2029	2,750,000	2,542,264
Total Bonds and Notes (cost $468,777,261)				460,173,897

	1-Day Yield (%)	Shares
Investment Companies — 1.2%
Registered Investment Companies — 1.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(e) (cost $5,694,050)	4.67	5,694,050	5,694,050
Investment of Cash Collateral for Securities Loaned — 1.9%
Registered Investment Companies — 1.9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(e) (cost $9,190,343)	4.67	9,190,343	9,190,343
Total Investments (cost $483,661,654)		101.3%	475,058,290
Liabilities, Less Cash and Receivables		(1.3)%	(6,309,059)
Net Assets		100.0%	468,749,231

REMIC—Real Estate Mortgage Investment Conduit

(a)
Security, or portion thereof, on loan. At November 30, 2024, the value of the fund’s securities on loan was $81,391,587 and the value of the collateral was
$83,636,450, consisting of cash collateral of $9,190,343 and U.S. Government & Agency securities valued at $74,446,107.  In addition, the value of collateral may include pending sales that are also on loan.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2024, these securities amounted to $20,468,818 or 4.4% of net assets.

(c)	Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.
(d)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(e)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
See notes to statement of investments.

Statement of Investments
BNY Mellon Intermediate Bond Fund

November 30, 2024 (Unaudited)
The following is a summary of the inputs used as of November 30, 2024 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Corporate Bonds and Notes	—	182,320,806	—	182,320,806
Foreign Governmental	—	6,366,033	—	6,366,033
Municipal Securities	—	11,200,864	—	11,200,864
U.S. Government Agencies Collateralized Mortgage Obligations	—	3,568,874	—	3,568,874
U.S. Government Agencies Collateralized Municipal-Backed Securities	—	2,364,728	—	2,364,728
U.S. Government Agencies Mortgage-Backed	—	6,118,354	—	6,118,354
U.S. Government Obligations	—	40,321,784	—	40,321,784
U.S. Treasury Securities	—	207,912,454	—	207,912,454
Investment Companies	14,884,393	—	—	14,884,393

†	See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
At November 30, 2024, accumulated net unrealized depreciation on investments was $8,603,365, consisting of $1,377,829 gross unrealized appreciation and $9,981,194 gross unrealized depreciation.
At November 30, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.